Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 1,276	$ 451	$ (960)
Cash flow hedging instruments:
Change in unrealized gains and losses			(57)
Gain in respect of derivative instruments designated for cash flow hedge, net of taxes			47
Other comprehensive income (loss)			(10)
Comprehensive income (loss)	$ 1,276	$ 451	$ (970)